Fair Value Measurements (Schedule Presents the Change In the Level 3 Contingent Purchase Price Consideration Liability) (Details) - Contingent Consideration [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 0
Ending balance	0	$ 0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	1,768	0
Additions related to acquisitions	0	2,110
Payments	(600)	(342)
Adjustments included in earnings	38	0
Foreign currency translation adjustments	(192)	0
Ending balance	$ 1,059	$ 1,768